Schedule of Investments (unaudited)	iShares® Core High Dividend ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
General Dynamics Corp.	257,449	$50,467,727
Lockheed Martin Corp.	296,610	110,241,039
		160,708,766
Auto Components — 0.1%
Autoliv Inc.	84,178	8,491,877

Banks — 2.8%
Truist Financial Corp.	1,856,770	101,063,991
U.S. Bancorp.	1,734,642	96,342,017
		197,406,008
Beverages — 8.0%
Coca-Cola Co. (The)	5,255,461	299,718,941
PepsiCo Inc.	1,728,376	271,268,613
		570,987,554
Biotechnology — 2.6%
Amgen Inc.	759,750	183,510,015

Capital Markets — 1.3%
Artisan Partners Asset Management Inc., Class A	185,988	8,944,163
Carlyle Group Inc. (The)	119,800	6,046,306
Cohen & Steers Inc.	25,642	2,133,671
Invesco Ltd.	399,745	9,745,783
Janus Henderson Group PLC	303,628	12,703,796
Moelis & Co., Class A	106,556	6,313,443
T Rowe Price Group Inc.	226,583	46,259,185
		92,146,347
Chemicals — 0.2%
Eastman Chemical Co.	132,603	14,947,010

Communications Equipment — 4.0%
Cisco Systems Inc.	5,176,027	286,596,615

Containers & Packaging — 0.4%
Amcor PLC	2,722,099	31,467,464

Distributors — 0.3%
Genuine Parts Co.	163,781	20,787,085

Diversified Telecommunication Services — 6.5%
Cogent Communications Holdings Inc.	77,952	6,049,855
Verizon Communications Inc.	8,148,214	454,507,377
		460,557,232
Electric Utilities — 6.8%
Alliant Energy Corp.	308,170	18,037,190
American Electric Power Co. Inc.	779,006	68,646,009
Duke Energy Corp.	1,309,686	137,661,096
Exelon Corp.	1,442,071	67,488,923
IDACORP Inc.	64,529	6,804,583
Pinnacle West Capital Corp.	191,613	16,009,266
PNM Resources Inc.	102,962	4,976,153
Southern Co. (The)	1,961,982	125,311,790
Xcel Energy Inc.	634,953	43,335,542
		488,270,552
Electronic Equipment, Instruments & Components — 0.1%
National Instruments Corp.	155,185	6,845,210

Food Products — 0.8%
Flowers Foods Inc.	287,858	6,781,934
Security	Shares	Value

Food Products (continued)
General Mills Inc.	898,646	$52,894,304
		59,676,238
Gas Utilities — 0.1%
National Fuel Gas Co.	133,323	6,856,802

Hotels, Restaurants & Leisure — 2.5%
McDonald’s Corp.	743,846	180,538,863

Household Products — 7.6%
Colgate-Palmolive Co.	827,990	65,825,205
Kimberly-Clark Corp.	533,495	72,405,942
Procter & Gamble Co. (The)	2,844,671	404,597,556
Reynolds Consumer Products Inc.	73,952	2,103,934
		544,932,637
Industrial Conglomerates — 2.1%
3M Co.	756,788	149,798,617

Insurance — 1.0%
Fidelity National Financial Inc.	396,144	17,671,984
Hanover Insurance Group Inc. (The)	32,867	4,466,625
Mercury General Corp.	50,175	3,052,145
Old Republic International Corp.	425,808	10,500,425
Travelers Companies Inc. (The)	248,018	36,934,841
		72,626,020
IT Services — 0.8%
Paychex Inc.	366,117	41,671,437
Western Union Co. (The)	687,996	15,968,387
		57,639,824
Leisure Products — 0.2%
Hasbro Inc.	163,275	16,236,066

Machinery — 0.6%
Cummins Inc.	139,306	32,332,922
Snap-on Inc.	48,914	10,662,274
		42,995,196
Multi-Utilities — 4.0%
CMS Energy Corp.	374,862	23,162,723
Dominion Energy Inc.	1,187,744	88,926,393
DTE Energy Co.	270,795	31,769,670
Public Service Enterprise Group Inc.	754,319	46,941,271
Sempra Energy	444,706	58,100,839
WEC Energy Group Inc.	411,622	38,750,095
		287,650,991
Oil, Gas & Consumable Fuels — 18.2%
Cabot Oil & Gas Corp.	457,542	7,320,672
Chesapeake Energy Corp.	108,889	5,885,450
Chevron Corp.	4,297,885	437,567,672
EOG Resources Inc.	502,196	36,590,001
Exxon Mobil Corp.	10,524,327	605,885,505
ONEOK Inc.	1,358,179	70,584,563
Phillips 66	761,231	55,897,192
Williams Companies Inc. (The)	3,167,058	79,334,803
		1,299,065,858
Pharmaceuticals — 14.4%
Bristol-Myers Squibb Co.	3,005,085	203,955,119
Johnson & Johnson	3,012,366	518,729,425
Merck & Co. Inc.	3,976,674	305,686,931
		1,028,371,475

Schedule of Investments (unaudited) (continued)	iShares® Core High Dividend ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 6.3%
Broadcom Inc.	567,034	$275,238,303
Texas Instruments Inc.	901,232	171,792,844
		447,031,147
Thrifts & Mortgage Finance — 0.1%
Radian Group Inc.	208,512	4,708,201
TFS Financial Corp.	110,593	2,154,352
		6,862,553
Tobacco — 4.9%
Philip Morris International Inc.	3,457,830	346,094,205

Trading Companies & Distributors — 0.6%
Fastenal Co.	547,215	29,970,965
Watsco Inc.	39,793	11,239,135
		41,210,100
Water Utilities — 0.1%
Essential Utilities Inc.	211,308	10,379,449

Total Common Stocks — 99.7%
(Cost: $6,486,401,228)		7,120,687,776
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	6,590,000	$6,590,000

Total Short-Term Investments — 0.1%
(Cost: $6,590,000)		6,590,000

Total Investments in Securities — 99.8%
(Cost: $6,492,991,228)		7,127,277,776

Other Assets, Less Liabilities — 0.2%		14,069,663

Net Assets — 100.0%		$7,141,347,439

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$16,210,000	$—	$(9,620,000	)(a)	$—	$—	$6,590,000	6,590,000	$174	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	90	09/17/21	$19,753	$604,975

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® Core High Dividend ETF
July 31, 2021

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,120,687,776	$—	$—	$7,120,687,776
Money Market Funds	6,590,000	—	—	6,590,000
	$7,127,277,776	$—	$—	$7,127,277,776
Derivative financial instruments(a)
Assets
Futures Contracts	$604,975	$—	$—	$604,975

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

 3